STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2013		$ 774		$ 242,629		$ 366	$ (73,842)	$ 169,927
Balance, shares at Dec. 31, 2013		32,877,118
Exercise of stock options		$ 45		1,431				$ 1,476
Exercise of stock options, shares		442,805						353,368
Stock-based compensation				8,060				$ 8,060
Other comprehensive income (loss)						(1,986)		(1,986)
Net loss							(2,497)	(2,497)
Balance at Dec. 31, 2014		$ 819		252,120		(1,620)	(76,339)	$ 174,980
Balance, shares at Dec. 31, 2014		33,319,923						33,319,923
Exercise of stock options		$ 18		114				$ 132
Exercise of stock options, shares		263,179						103,267
Treasury stock acquired, net	[1]				(166)			$ (166)
Treasury stock acquired, net, shares		(25,000)	[1]					(25,000)
Stock-based compensation				7,151				$ 7,151
Other comprehensive income (loss)						1,150		1,150
Net loss							(19,842)	(19,842)
Balance at Dec. 31, 2015		$ 837		259,385	(166)	(470)	(96,181)	$ 163,405
Balance, shares at Dec. 31, 2015		33,558,102						33,558,102
Exercise of stock options		$ 6		236				$ 242
Exercise of stock options, shares		290,617						138,157
Treasury stock acquired, net	[1]				(3,832)			$ (3,832)
Treasury stock acquired, net, shares		(791,000)	[1]					(791,000)
Stock-based compensation				5,161				$ 5,161
Other comprehensive income (loss)						321		321
Net loss							(7,994)	(7,994)
Balance at Dec. 31, 2016		$ 843		$ 264,782	$ (3,998)	$ (149)	$ (104,175)	$ 157,303
Balance, shares at Dec. 31, 2016		33,057,719						33,057,719

[1]	Including acquisition expenses of $ 5 and $ 35 for the years ended December 31, 2016 and 2015, respectively.